Employee cost (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Employee Cost

Employee cost consists of the following:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Salaries, wages and welfare expenses	US$	4,589.8	Rs.	317,406.0	Rs.	270,441.8	Rs.	255,325.7
Contribution to provident fund and other funds		417.2		28,855.1		32,183.0		28,262.3

Total	US$	5,007.0	Rs.	346,261.1	Rs.	302,624.8	Rs.	283,588.0

Summary of Equity Settled Share Based Payments

Year ended March 31, 2019
Options outstanding at the beginning of the year	—
Granted during the year	7,812,427
Forfeited/Expired during the year	—
Exercised during the year	—
Outstanding at the end of the year	7,812,427
Maximum/Minimum number of shares to be issued for outstanding options (conditional on performance measures)	11,718,641/3,906,214

Summary of Estimated Fair Value of Options Using Black Scholes Model.

The following assumptions were used for calculation of fair value of options granted during the year ended March 31, 2019.

Assumption factor	Estimate
Risk free rate	7%-8%
Expected life of option	4-6 years
Expected volatility	33%-37%